Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP	6 Months Ended
Jun. 30, 2013
Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP [Abstract]
Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP

Noncontrolling Interest of Common and Redeemable Preferred Units in SLP

At June 30, 2013 and 2012, 0 and 11,424, respectively, of SLP’s preferred operating partnership units (“Preferred OP Units”) were outstanding. The Preferred OP Units received a preferred dividend distribution of $1.10 per preferred unit annually, payable on a monthly basis and did not participate in the allocations of profits and losses of SLP. All holders elected to have their units redeemed on October 24, 2012. In October 2012, the 11,424 units were redeemed at $10 each.

As of June 30, 2013 and 2012, 97,008 Common OP Units were outstanding.

Equity Reconciliation of Parent and Noncontrolling Interest

(dollars in thousands)
	Preferred	Preferred				Distribution		Noncontrolling
	A	C	Common	Common	Additional	in excess of	Net	interest in
	shares	shares	stock	shares	paid - in	retained	shareholders'	consolidated	Total
	par value	par value	warrants	par value	capital	earnings	equity	partnerships	equity
Balance at
December 31, 2012	$8	$30	$252	$29	$134,994	$(98,777)	$36,536	$115	$36,651
Stock-based
compensation	0	0	0	0	23	0	23	0	23
Warrant expiration	0	0	(252)	0	252	0	0	0	0
Preferred dividends	0	0	0	0	0	(1,674)	(1,674)	0	(1,674)
Net loss	0	0	0	0	0	(1,684)	(1,684)	(3)	(1,687)
Balance at
June 30, 2013	$8	$30	$0	$29	$135,269	$(102,135)	$33,201	$112	$33,313